Share-Based Compensation - Summary of Total Compensation Costs Recognized (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total	¥ 10,184	$ 1,520	¥ 19,036
Cost of Revenue
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total	(6)	(1)	20
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total	(1,599)	(239)	6,464
Sales and Marketing
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total	520	78	1,733
General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total	¥ 11,269	$ 1,682	¥ 10,819